Notes Payable (Details) - Convertible Debt - Notes Payable, Other Payables [Member] - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Notes Payable (Details) - Convertible Debt [Line Items]
Debenture	$ 2,500,000	$ 0
Original Issue Discount	1,875,000	0
Notes Payable, Gross	4,375,000	0
Less: Discount	(1,876,208)	0
Notes Payable, Net of Discount	2,498,792	0
Debenture 1 [Member]
Notes Payable (Details) - Convertible Debt [Line Items]
Debenture	250,000	0
Debenture 2 [Member]
Notes Payable (Details) - Convertible Debt [Line Items]
Debenture	250,000	0
Debenture 3 [Member]
Notes Payable (Details) - Convertible Debt [Line Items]
Debenture	500,000	0
Debenture 4 [Member]
Notes Payable (Details) - Convertible Debt [Line Items]
Debenture	500,000	0
Debenture 5 [Member]
Notes Payable (Details) - Convertible Debt [Line Items]
Debenture	500,000	0
Debenture 6 [Member]
Notes Payable (Details) - Convertible Debt [Line Items]
Debenture	$ 500,000	$ 0